LEASES - Lease liability (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Lease liability
Book value at the beginning of the period	$ 16,411,981	$ 11,284,137	$ 11,284,137
Additions of the period	1,649,344		9,569,819
Subject to foreclosure (Note 4)	(5,141,381)
Interest expenses, exchange differences and inflation effects	579,835		1,059,412
Payments of the period	(2,616,677)		(5,501,387)
Total	10,883,102		16,411,981
Lease Liabilities
Non-current	8,118,030		9,527,939
Current	2,765,072		6,884,042
Total	10,883,102		16,411,981
Depreciation of leased assets	1,760,806	$ 1,771,006
Discontinued operations
Lease Liabilities
Depreciation of leased assets	$ 294,691		$ 723,187